Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 1,302	$ 1,447	$ 1,115	$ 1,292	$ 124	$ 1,009	$ 1,001	$ 924	$ 5,156	$ 3,058	$ 4,216
Net amortization of securities premiums									740	764	634
Net realized gain on sales and calls of securities									(218)	(13)	(9)
Equity in earnings of unconsolidated subsidiary, net of dividends of $55, $55 and $48									(167)	(183)	(188)
Stock-based compensation expense									67	57	47
Net cash provided by operating activities									6,303	5,243	5,908
Purchases of: Securities available for sale									(48,195)	(67,047)	(66,451)
Proceeds from the maturity and principal repayments of available for sale investment securities									43,835	39,776	35,911
Proceeds from the maturity of interest bearing time deposits											249
Net cash received from acquisition										1,244
Net cash used in investing activities									(459)	(11,004)	(34,387)
Cash dividends									(4,226)	(3,687)	(3,690)
Purchase of treasury stock									(927)	(63)	(222)
Treasury stock issued for dividend reinvestment and employee stock purchase plan									64	110	59
Net cash (used in) provided by financing activities									(6,743)	9,452	26,633
Net (decrease) increase in cash and cash equivalents									(899)	3,691	(1,846)
Cash and cash equivalents at beginning of year				10,458				6,767	10,458	6,767	8,613
Cash and cash equivalents at end of year	9,559				10,458				9,559	10,458	6,767
Equity method investment, dividends									55	55	48
Parent Company [Member]
Net income									5,156	3,058	4,216
Undistributed net loss (income) of subsidiary									645	697	(413)
Net realized gain on sales and calls of securities									(166)	(19)
Equity in earnings of unconsolidated subsidiary, net of dividends of $55, $55 and $48									(167)	(183)	(188)
Stock-based compensation expense									67	57	47
(Increase) decrease in other assets									(413)	(112)	(87)
Increase (decrease) in taxes payable									191	72	65
Increase (decrease) in accounts payable and other liabilities									1	14	(20)
Net cash provided by operating activities									5,314	3,584	3,620
Purchases of: Securities available for sale									(470)
Proceeds from the sale of available for sale securities									252	9
Net cash received from acquisition										4
Net cash used in investing activities									(218)	13
Cash dividends									(4,226)	(3,687)	(3,690)
Purchase of treasury stock									(927)	(63)	(222)
Treasury stock issued for dividend reinvestment and employee stock purchase plan									64	110	59
Net cash (used in) provided by financing activities									(5,089)	(3,640)	(3,853)
Net (decrease) increase in cash and cash equivalents									7	(43)	(233)
Cash and cash equivalents at beginning of year				$ 89				$ 132	89	132	365
Cash and cash equivalents at end of year	$ 96				$ 89				96	89	132
Equity method investment, dividends									$ 55	$ 55	$ 48